Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Contract drilling	$ 28,489
Type of Revenue [Extensible List]	us-gaap:OilAndGasServiceMember
Costs and expenses
Operating expenses	$ (19,744)
General and administrative expenses	(4,245)
Depreciation and amortization expense	(27,277)
Total costs and expenses	(51,266)
Operating income (loss)	(22,777)
Other income (expense)
Interest expense	(10,904)
Reorganization items	(1,300)
Interest income	1,008
Equity earnings in unconsolidated subsidiaries	392
Expenses to unconsolidated subsidiaries, net	(1,198)
Other income (expense)	526
Loss before income taxes	(34,253)
Income tax (expense) benefit	6,769
Net loss	$ (27,484)
Loss per common share, basic (in dollars per share)	$ (0.37)
Weighted-average number of common shares, basic	75,010
Loss per common share, diluted (in dollars per share)	$ (0.37)
Weighted-average number of common shares, diluted	75,010
Predecessor
Revenues
Contract drilling		$ 236,379	$ 319,716	$ 769,472
Type of Revenue [Extensible List]		us-gaap:OilAndGasServiceMember	us-gaap:OilAndGasServiceMember	us-gaap:OilAndGasServiceMember
Costs and expenses
Operating expenses		$ (189,606)	$ (244,089)	$ (290,038)
General and administrative expenses		(50,604)	(87,134)	(63,379)
Depreciation and amortization expense		(248,302)	(278,949)	(275,901)
Total costs and expenses		(488,512)	(610,172)	(629,318)
Operating income (loss)		(252,133)	(290,456)	140,154
Other income (expense)
Interest expense		(106,632)	(178,983)	(189,044)
Write-off of deferred financing costs			(30,846)
Gain on debt extinguishment				36,233
Reorganization items		(1,799,664)	(6,474)
Interest income		3,148	2,717	362
Other income (expense)		(1,904)	(8,261)	(2,755)
Loss before income taxes		(2,157,185)	(512,303)	(15,050)
Income tax (expense) benefit		2,308	(12,863)	(22,107)
Net loss		$ (2,154,877)	$ (525,166)	$ (37,157)
Loss per common share, basic (in dollars per share)		$ (100.89)	$ (24.64)	$ (1.76)
Weighted-average number of common shares, basic		21,359	21,315	21,167
Loss per common share, diluted (in dollars per share)		$ (100.89)	$ (24.64)	$ (1.76)
Weighted-average number of common shares, diluted		21,359	21,315	21,167